Common Stock, Preferred Stock and Warrants (Tables)	9 Months Ended
Jan. 31, 2021
Stockholders' Equity Note [Abstract]
Assumptions used to estimate fair value of warrants
January 31, 2021
Expected volatility	86-104%
Expected dividends	0%
Expected term	4.67-5 Years
Risk-free interest rate	0.10-0.41%

Changes in warrants outstanding issued to non-employees of the Company
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Expiration Date (yrs)	Value if Exercised
Balance as of April 30, 2020	-	-	-	-	$-
Granted	1,074,998	1.50	4.17	5.00	1,612,497
Exercised	-	-	-	-	-
Cancelled/Expired	-	-	-	-	-
Outstanding as of January 31, 2021	1,074,998	$1.50	$4.17	4.87	$1,612,497